Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities	12 Months Ended
Dec. 31, 2017
Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities
Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities

(17) Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities

(17a) Trade and Other Payables

Trade and Other Payables

€ millions	2017			2016
	Current	Non-Current	Total	Current	Non-Current	Total
Trade payables	952	0	952	1,015	0	1,015
Advance payments received	58	0	58	145	0	145
Miscellaneous other liabilities	141	119	260	120	127	247
Trade and other payables	1,151	119	1,270	1,280	127	1,407

Miscellaneous other liabilities mainly include deferral amounts for free rent periods and liabilities related to government grants.

(17b) Financial Liabilities

Financial Liabilities

€ millions	2017					2016
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non- Current	Current	Non- Current	Total	Current	Non- Current	Current	Non- Current	Total
Bonds	1,150	4,000	1,149	3,997	5,147	1,000	5,150	996	5,151	6,147
Private placement transactions	125	965	125	1,005	1,130	420	1,240	418	1,298	1,717
Bank loans	24	0	24	0	24	16	0	16	0	16
Financial debt	1,299	4,965	1,298	5,002	6,301	1,435	6,390	1,430	6,450	7,880
Derivatives	NA	NA	57	29	86	NA	NA	152	43	194
Other financial liabilities	NA	NA	205	2	208	NA	NA	231	–12	219
Financial liabilities			1,561	5,034	6,595			1,813	6,481	8,294

Financial liabilities are unsecured, except for the retention of title and similar rights customary in our industry. Effective interest rates on our financial debt (including the effects from interest rate swaps) were 1.29% in 2017, 1.25% in 2016, and 1.30% in 2015.

For an analysis of the contractual cash flows of our financial liabilities based on maturity, see Note (24). For information about the risk associated with our financial liabilities, see Note (25). For information about fair values, see Note (26).

Bonds

	2017						2016
	Maturity	Issue Price	Coupon Rate	Effective Interest Rate	Nominal Volume (in respective currency in millions)	Carrying Amount (in € millions)	Carrying Amount (in € millions)
Eurobond 2 – 2010	2017	99.780%	3.50% (fix)	3.59%	€500	0	496
Eurobond 6 – 2012	2019	99.307%	2.125% (fix)	2.29%	€750	768	776
Eurobond 7 – 2014	2018	100.000%	0.000% (var.)	0.08%	€750	750	749
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%	€1,000	995	994
Eurobond 9 – 2014	2027	99.284%	1.75% (fix)	1.86%	€1,000	991	990
Eurobond 10 – 2015	2017	100.000%	0.000% (var.)	0.11%	€500	0	500
Eurobond 11 – 2015	2020	100.000%	0.000% (var.)	0.07%	€650	649	648
Eurobond 12 – 2015	2025	99.264%	1.00% (fix)	1.13%	€600	594	594
Eurobond 13 – 2016	2018	100.000%	0.000% (var.)	0.03%	€400	400	400
Eurobonds						5,147	6,147

All of our Eurobonds are listed for trading on the Luxembourg Stock Exchange.

Private Placement Transactions

	2017					2016
	Maturity	Coupon Rate	Effective Interest Rate	Nominal Volume (in respective currency in millions)	Carrying Amount (in € millions)	Carrying Amount (in € millions)
U.S. private placements
Tranche 2 – 2010	2017	2.95% (fix)	3.03%	US$200	0	189
Tranche 4 – 2011	2018	3.43% (fix)	3.50%	US$150	125	141
Tranche 5 – 2012	2017	2.13% (fix)	2.16%	US$242.5	0	229
Tranche 6 – 2012	2020	2.82% (fix)	2.86%	US$290	241	278
Tranche 7 – 2012	2022	3.18% (fix)	3.22%	US$444.5	382	439
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$323	289	334
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$100	93	107
Private placements					1,130	1,717

The U.S. private placement notes were issued by one of our subsidiaries that has the U.S. dollar as its functional currency.

(17c) Other Non-Financial Liabilities

Other Non-Financial Liabilities

€ millions	2017			2016
	Current	Non-Current	Total	Current	Non-Current	Total
Share-based payment liabilities	815	340	1,154	602	309	911
Other employee-related liabilities	2,565	163	2,728	2,545	152	2,697
Other taxes	568	0	568	552	0	552
Other non-financial liabilities	3,947	503	4,450	3,699	461	4,160

For more information about our share-based payments, see Note (27).

Other employee-related liabilities mainly relate to vacation obligations, bonus and sales commission obligations, as well as employee-related social security obligations.

Other taxes mainly comprise payroll tax liabilities and value-added tax liabilities.